Share-Based Compensation - Summary of Performance Share Assumptions (Detail) - Performance Shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	31.00%	24.00%	30.00%
Dividend yield	0.00%
Risk-free rate	0.90%	1.00%	0.70%
Expected term (in years)	2 years 9 months 18 days	2 years 9 months 18 days	2 years 9 months 18 days